Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.10 par value per share)
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	39.13
Maximum Aggregate Offering Price	$ 29,347,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,052.89
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the number of shares of common stock, par value $0.10 per share ("Common Stock") of Verizon Communications Inc. ("Verizon") registered hereunder includes an additional indeterminate number of shares of Common Stock that become issuable by reason of any share dividend, share split or similar transaction. The shares of Common Stock being registered are issuable on future settlement of outstanding and unvested restricted stock unit and performance stock unit awards granted under the Frontier Communications Parent, Inc. 2021 Management Incentive Plan and the Frontier Communications Parent, Inc. 2024 Management Incentive Plan that were assumed by Verizon in connection with the completion of the transactions contemplated by that certain Agreement and Plan of Merger by and among Verizon Communications Inc., France Merger Sub Inc. and Frontier Communications Parent, Inc., dated as of September 4, 2024. (2) Estimated pursuant to paragraphs (c) and (h) of Rule 457 solely for the purpose of computing the amount of the registration fee, based on the average of the reported high and low sales prices for a share of Common Stock on January 16, 2026, as reported on the New York Stock Exchange. (3) Verizon does not have any fee offsets.